ACCOUNTING POLICIES (Details Narrative)		9 Months Ended	12 Months Ended
	Dec. 22, 2017	Nov. 30, 2022 USD ($)	Feb. 28, 2022 USD ($) Number	Feb. 28, 2021 USD ($)
Property, Plant and Equipment [Line Items]
Accounts receivable allowance		$ 109,890	$ 33,890
Inventory valuation reserve		$ 155,000	65,000
Accounts Receivable, before Allowance for Credit Loss, Current			$ 33,890	$ 24,868
Percentage of accounts receivable			63.00%	68.00%
Inventory valuation reserves			$ 65,000	$ 0
Depreciation life			48 months
Deferred development costs			$ 0	$ 0
Percentage of revenue			43.00%	49.00%
Description of deferred tax assets and liabilities	The Company’s gross deferred tax assets were revalued based on the reduction in the federal statutory tax rate from 35% to 21%.
Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives		2 years	3 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives		5 years	5 years
Customers Three [Member]
Property, Plant and Equipment [Line Items]
Number of customers | Number			3
Customers Two [Member]
Property, Plant and Equipment [Line Items]
Number of customers | Number			2